Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
NOTE 17:-	SUBSEQUENT EVENT

On February 13, 2013, the Company announced that the board of directors has approved a dividend policy under which the Company intends to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the board. See Note 14e for further information related to the dividend distribution.